Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 151,804	$ 101,597	$ 63,148
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation	7,149	7,170	5,075
Depreciation of property and equipment	6,376	4,100	2,378
Deferred tax expenses	24,867	27,680	2,601
Allowance for doubtful accounts	12,339	16,368	6,775
Unrealized foreign exchange loss			483
Other-than-temporary impairment on available-for-sale security	14	4,343
Amortization of loan origination costs	2,558	1,280
Deemed rental expense (Note 19(b))	142
Changes in operating assets and liabilities:
Accounts receivable	(14,600)	(19,817)	(14,608)
Funds receivable	(7,600)
Inventories			4,559
Prepayments and other current assets	1,266	2,386	(8,425)
Other non-current assets	(12,009)	(172)	(896)
Amounts due from a related party	1,595	(1,595)
Accrued expenses and other liabilities	27,032	381	7,987
Deferred revenue	4,510	205	26,399
Income tax payable	7,452	1,363	11,034
Customers' refundable fees	5,998	12,412
Net cash generated from operating activities	218,893	157,701	106,510
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of fixed-rate time deposits	(49,260)	(204,173)	(89,495)
Acquisition of trading securities			(7,550)
Acquisition of available-for-sale security			(5,000)
Loans to third parties		(14,800)	(10,508)
Proceeds from collection of loans to third parties	26,143
Proceeds from maturity of trading securities		7,550
Proceeds from maturity of fixed-rate time deposits	31,781	250,816	68,892
Acquisition of property and equipment	(18,115)	(60,115)	(5,630)
Prepayment for BaoAn acquisition	(111,367)
Proceeds from disposal of property and equipment	274	491	147
Deposit for non-current assets	(8,750)		(4,600)
Change in amounts due from related parties			7,648
Net cash used in investing activities	(129,294)	(20,231)	(46,096)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	16,681	5,981	310
Proceeds from initial public offering			10,494
Proceeds from issuance of a PRC Domestic Entity's subsidiary's share	636
Loan from noncontrolling interests	5,728
Proceeds from short-term loans	46,000	255,570	3,600
Proceeds from long-term loans	80,750
Repayment of short-term loans	(30,900)	(3,600)
Payment for loan origination costs	(3,338)	(2,079)
Payment of dividends	(131,012)	(142,214)
Changes in restricted cash	(107,145)	(277,320)
Net cash generated from (used in) financing activities	(122,600)	(163,662)	14,404
Exchange rate effect on cash and cash equivalents	754	5,086	4,463
Net increase (decrease) in cash and cash equivalents	(32,247)	(21,106)	79,281
Cash and cash equivalents at beginning of year	150,414	171,520	92,239
Cash and cash equivalents at end of year	118,167	150,414	171,520
Supplemental schedule of cash flow information:
Income tax paid	13,187	10,629	3,955
Interest paid	8,959	2,224
Acquisition of property and equipment through utilization of deposits		4,600
Non-monetary exchange of services for prepaid cards			$ 13,739